COMBINED CONSOLIDATED BALANCE SHEETS	Dec. 31, 2025 USD ($)
Assets
Cash and cash equivalents	$ 111,112,251
Accounts receivable and unbilled receivable, net	39,176,319
Prepaid expenses and other current assets	20,040,251
Other receivables	4,621,928
Total current assets	174,950,749
Property and equipment, net	510,745
Intangible assets, net	239,200,952
Crypto intangible assets, net	102,801
Other digital assets, net	16,373,705
Goodwill	168,396,367
Right of use assets	2,985,757
Equity method investments	5,517,613
Other non-current assets	3,695,701
Total non-current assets	436,783,641
Total assets	611,734,390
Current liabilities
Accounts payable	35,714,363
Due to related party	32,918
Accrued expenses and other payables	20,443,717
Short term debt	102,142,933
Short term debt to related party	11,973
Short term convertible debt	1,800,000
Convertible promissory notes	426,537
Ordinary Shares Payable	10,660,000
Share-based payment liability	1,400,000
Derivative liabilities	2,881,469
Income taxes payable	622,496
Deferred revenue	46,500,843
Warrant liability	718,625
Lease liabilities, current portion	1,977,211
Contingent consideration, current portion	27,772,675
Other current liabilities	8,967,140
Total current liabilities	262,072,900
Non-current liabilities
Long term debt	50,092,029
Lease liabilities, non-current portion	827,038
Deferred tax liabilities	28,249,835
Contingent consideration, non-current portion	23,277,895
Other non-current liabilities	399,161
Total non current liabilities	102,845,958
Total liabilities	364,918,858
Commitments (refer to note 18)
Shareholders' Equity/(Deficit)
Ordinary shares, 0.0001 nominal value 336,327,587 shares issued and outstanding as of December 31, 2025; 208,260,754 shares issued and outstanding as of December 31, 2024; 423,495,449 and 256,365,817 shares authorized as of December 31, 2025 and 2024 (refer to note 2.22)	43,817
Additional paid-in capital	605,583,785
Share subscription receivable	(1,143)
Accumulated deficit	(359,619,973)
Accumulated other comprehensive loss	809,046
Total Shareholders' Equity/(Deficit)	246,815,532
Total liabilities and shareholders' equity/(deficit)	$ 611,734,390